Financial Assets and Financial Liabilities - Additional Information (Detail) $ / shares in Units, € in Thousands			1 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 EUR (€) Days Agreement	Sep. 30, 2022 USD ($) $ / shares	Mar. 25, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities					€ 132,731	€ 132,731			€ 0
Gains (losses) on change in fair value of derivatives					(30,700)	9,700
Convertible Senior Notes					434,400	434,400
Fair Value of Convertible Notes					€ 411,200	€ 411,200
Share price | $ / shares							$ (49)
Historical volatility for shares, measurement input [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities					10.00%	10.00%	10.00%
Share Price Measurement Input [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value						€ 23,900
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities					10.00%	10.00%	10.00%
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities								€ 142,500
Increase decrease in derivative financial liabilities fair value						€ 15,500
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares							$ 166.34
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings in arrears default payment start date						Oct. 01, 2022
Conversion rate per note | $ / shares							$ 6.0118
Principal amount | $		$ 575,000,000.0		$ 575,000,000.0
Borrowings redemption period						April 7, 2025
Borrowings condition for redemption						but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption						130.00%
Borrowings threshold trading days for redemption | Days						20
Borrowings threshold consecutive trading days for redemption | Agreement						30
Proceeds from issue of bonds, notes and debentures	€ 503,300	$ 557,900,000	€ 503,300	$ 557,900,000
Borrowings, maturity	April 1, 2028	April 1, 2028
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $							$ 1,000
Fixed interest rate [member] | Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest Rate		2.25%		2.25%	2.25%	2.25%	2.25%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average Duration Of Marketable Securities Current						5 months 6 days
Weighted Average Duration Of Marketable Securities Noncurrent						14 months 12 days
Weighted Average Duration Of Marketable Securities						5 months 21 days